Alger Small Cap Focus Fund Annual Fund Operating Expenses - Class I Shares [Member] - Alger Small Cap Focus Fund - Class I	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.22%